PARENT ONLY INFORMATION (Tables)	12 Months Ended
Dec. 31, 2023
PARENT ONLY INFORMATION
Schedule of condensed balance sheets

	December 31,
	2022	2023
ASSETS
Current assets
Cash and cash equivalents	$82	$772
Prepaid expenses and other current assets	186	156
Amounts due from subsidiaries	153,746	149,541
TOTAL ASSETS	$154,014	$150,469

LIABILITIES AND EQUITY
Current Liabilities
Accrued expenses and other current liabilities	$739	$667
Deficit of investment in subsidiaries	149,399	158,184
TOTAL LIABILITIES	$150,138	$158,851

EQUITY / (DEFICIT）
Ordinary shares	$17	$17
Additional paid-in capital	282,722	283,137
Treasury shares, at cost	(28,615)	(30,359)
Accumulated deficit	(249,224)	(259,321)
Accumulated other comprehensive income	(1,024)	(1,856)
TOTAL EQUITY / (DEFICIT）	3,876	(8,382)
TOTAL LIABILITIES AND EQUITY	$154,014	$150,469

Schedule of condensed statements of operations and comprehensive (loss)

	Years ended December 31
	2021	2022	2023
General and administrative	$3,050	$2,234	$1,222
Operating loss	(3,050)	(2,234)	(1,222)
Share of income / (loss) from subsidiaries and VIEs	16,179	(54,348)	(8,368)
Income / (loss) before income taxes	13,129	(56,582)	(9,590)
Income tax expense	—	—	—
Net income / (loss)	13,129	(56,582)	(9,590)
Other comprehensive income / (loss):
Foreign currency translation adjustment, net of nil income taxes	942	(3,761)	(832)
Total comprehensive income / (loss)	$14,071	$(60,343)	$(10,422)

Schedule of condensed statements of cash flows

	Years ended December 31,
	2021	2022	2023
Net income / (loss)	$13,129	$(56,582)	$(9,590)
Share of (loss) / income from subsidiaries and VIEs	(16,179)	54,348	8,368
Prepaid expenses and other current assets	5	101	30
Accrued expenses and other current liabilities	(465)	(95)	(72)
Net cash used in operating activities	(3,510)	(2,228)	(1,264)
Changes in amounts due from subsidiaries and VIEs	3,230	2,244	4,205
Net cash provided by investing activities	3,230	2,244	4,205
Issuance of ordinary shares from treasury shares	268	—	45
Repurchase of ordinary shares	—	—	(2,296)
Net cash provided by / (used in) financing activities	268	—	(2,251)
Net (decrease) / increase in cash and cash equivalents	(12)	16	690
Cash and cash equivalents at beginning of the year	78	66	82
Cash and cash equivalents at end of the year	$66	$82	$772